Acquisition of entities under common control Acquisition of entities under common control (Details 2) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2013	Sep. 30, 2013 Secured Debt $440 facility	Oct. 18, 2013 Tender Rig T16	Oct. 18, 2013 Tender Rig T16 Private Placement
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired			100.00%
Purchase price	$ 2,695,000,000		$ 200,000,000
Debt assumed	898,800,000		93,100,000
Maximum borrowing capacity		440,000,000
Working capital adjustments	2,200,000		39,000,000
Excess of purchase price over book value of net assets acquired, recorded as a reduction of equity	1,306,600,000		67,600,000
Common units issued as consideration				3,310,622
Business acquistion, equity interest issued or issuable, share price				$ 32.29
Equity contribution				$ 106,900,000